UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22700

Exchange Listed Funds Trust

 (Exact name of registrant as specified in charter)

10900 Hefner Pointe Drive

Suite 207

Oklahoma City, Oklahoma 73120

(Address of principal executive offices)  (Zip code)

UMB Fund Services

235 W. Galena Street

Milwaukee, Wisconsin 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (405) 778-8377

Date of fiscal year end: April 30

Date of reporting period:  April 30, 2019

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

EXCHANGE LISTED FUNDS TRUST

Knowledge Leaders Developed World ETF

Annual Report

April 30, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of your shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

Exchange Listed Funds Trust	April 30, 2019
TABLE OF CONTENTS

Knowledge Leaders Developed World ETF
Management’s Discussion of Fund Performance	1
Schedule of Investments	4
Summary of Investments	9
Statement of Assets and Liabilities	10
Statement of Operations	11
Statements of Changes in Net Assets	12
Financial Highlights	13
Notes to Financial Statements	14
Report of Independent Registered Public Accounting Firm	24
Disclosure of Fund Expenses	25
Other Information	26
Trustees	27
Officers	28

Before investing you should carefully consider the Fund’s investment objectives, risks, charges and expenses. This and other information is available in the Fund’s prospectus, a copy of which may be obtained by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/. Please read the prospectus carefully before you invest.

There are risks involved with investing, including possible loss of principal, and there is no guarantee the Fund will achieve its investment objective. The Fund is non-diversified and may invest more of its assets in securities of a single issuer, which may have an adverse effect on the Fund’s performance. Concentration in a particular industry or sector will subject the Fund to loss due to adverse occurrences that may affect that industry or sector.

Individual shares of the Fund may be purchased or sold in the secondary market throughout the regular trading day on the NYSE Arca, Inc. (the “Exchange”) through a brokerage account. However, shares are not individually redeemable directly from the Fund. The Fund issues and redeems shares on a continuous basis, at NAV, only in large blocks of shares (“Creation Units”), principally in-kind for securities included in the Fund’s underlying Index.

Distributor: Foreside Fund Services, LLC

i

Knowledge Leaders Developed World ETF	April 30, 2019
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	(Unaudited)

Dear Shareholders,

We are pleased to present the fourth annual shareholder report for the Knowledge Leaders Developed World ETF (the “Fund”) for the full year ended April 30, 2019. The last year once again has illustrated the potential for outperformance of the Knowledge Leaders Strategy, and we are pleased to share again the news of positive returns for the Fund’s investors. Since inception (7/7/2015), the Fund is up 8.92% (NAV, annualized), outperforming the MSCI World Index by 0.54% as of 4/30/2019 while having avoided capital gains distributions. For the fiscal year, the Fund had a total return of 0.09% (NAV, annualized) as of 4/30/19. The Fund (ticker: KLDW) seeks to provide investment results that, before fees or expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Index”). The Index, provided by Knowledge Leaders Capital, LLC (the “Index Provider”), seeks to capture the Knowledge Effect, the tendency of highly innovative companies to experience excess returns in the stock market. The Index invests in Knowledge Leaders in the developed world, including North America, Europe and Asia.

Some companies choose to invest more in areas such as research and development, advertising and branding, employee training and other firm-specific resources. The Index Provider specializes in measuring this investment in a company’s innovation and identifies such companies as Knowledge Leaders. The Knowledge Leader companies with the greatest knowledge intensity pass a quantitative screen and are selected for the Index. For the fiscal year compared to the MSCI World Index, the Fund was overweight the consumer discretionary sector, information technology, industrials, materials, consumer staples, and health care and underweight financials, energy, communication services, real estate, and utilities. Geographically, the Fund was underweight the Americas, and overweight Asia, with a slight overweight to Europe.

The long-term potential of Knowledge Leaders remains strong given the persistent tendency for investors to discount the earning potential of highly innovative firms. That is why Knowledge Leaders have a demonstrated historical track record of producing excess returns in virtually every type of market environment. The current period of global trade policy uncertainty poses challenges to all businesses, but Knowledge Leaders seek to be equipped to thrive in even this tough business environment. After all, Knowledge Leaders are fixed capital-light, intangible-capital-heavy businesses with the ability to source production in an optimal geographic location in an effort to maximize profits. In fact, according to the Index Provider’s intangible-adjusted data, intellectual property assets account for 16.9% of the asset base of Knowledge Leaders on average compared to just 8.9% for Knowledge Followers. Fixed assets compose only 15.9% of total Knowledge Leader assets on average compared to 21.2% for Knowledge Followers. (Data sources: FactSet, Knowledge Leaders Capital, as of 4/30/2019). This favorable asset profile may help Knowledge Leaders adapt to changing policy circumstances more quickly than less nimble businesses.

The Knowledge Leaders Developed World ETF is an alpha-seeking fund that may be a tax efficient alternative to other ETFs as well as traditional mutual funds. We seek to capture the Knowledge Effect in the ETF by applying the intellectual property developed by Knowledge Leaders Capital, LLC over the last decade. On behalf of the team, I thank you for your continued support of the Fund.

Sincerely,
Garrett Stevens, Chief Executive Officer
Exchange Traded Concepts, Advisor to the Fund

1

Knowledge Leaders Developed World ETF	April 30, 2019
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Continued)	(Unaudited)

The performance data quoted here represents past performance. Past performance is no guarantee of future results. Investment return and principal value will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. NAV prices are used to calculate market price performance prior to the date when the Fund first traded on the New York Stock Exchange. Market performance is determined using the bid/ask midpoint at 4:00pm Eastern time, when the NAV is typically calculated. Market performance does not represent the returns you would receive if you traded shares at other times. To obtain performance information current to the most recent month-end please visit our website at www.knowledgeleadersfunds.com/kldw/.

As of 3/31/2019, the total returns for the Knowledge Leaders Developed World ETF NAV and market price, respectively, were -2.19%, -3.25% (1 Year) and 8.21%, 8.22% (Since Inception). The expense ratio for the ETF is 0.75%. The inception date of KLDW is 7/7/2015. As of 3/31/2019, the total returns of the MSCI World Index were 4.01% for 1 year and 7.58% for the since inception period of the Fund.

Investing involves risk, including possible loss of principal. Equity securities, such as common stocks, are subject to market, economic and business risks that may cause their prices to fluctuate. Investments in foreign securities may involve risks such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Investing in emerging markets involves different and greater risks, as these countries are substantially smaller, less liquid and more volatile than securities markets in more developed markets. The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies, the values of which may be affected by changes in the currency rates or exchange control regulations. Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance. The Fund is non-diversified which means it may be invested in a limited number of issuers and susceptible to any economic, political and regulatory events than a more diversified fund. Diversification may not protect against market risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Investors should consider their individual tax situation and circumstances. Please discuss your tax situation with a tax professional before making any investment decision. The fund is not managed for tax efficiency and is a passively managed exchange-traded fund. There can be no assurance that an active trading market for shares of an ETF will develop or be maintained.

The Knowledge Leaders Developed World ETF is distributed by Foreside Fund Services, LLC.

The Knowledge Leaders Developed World Index is an equal-weighted index that tracks highly innovative companies and consists of mid- and large-cap companies from the developed world. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Indexes are unmanaged, and it is not possible to invest directly in an index.

Alpha is a measure of the portfolio’s risk adjusted performance. When compared to the portfolio’s beta, a positive alpha indicates better-than-expected portfolio performance and a negative alpha worse-than-expected portfolio performance.

In every industry, there are two groups of companies: Knowledge Leaders, who introduce new and innovative products, and Knowledge Followers, who mimic or react to the products of the Leaders.

Allocations and weights are subject to change.

2

Knowledge Leaders Developed World ETF	April 30, 2019
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE (Concluded)	(Unaudited)

Growth of a $10,000 Investment

(at net asset value)

	Inception	Average Annual Return as of 4/30/19		Expense Ratio*
	Date of the Fund	One Year	Since Inception	Gross	Net
Knowledge Leaders Developed World ETF (Net Asset Value)	7/7/2015	0.09%	8.92%	0.75%	0.75%
Knowledge Leaders Developed World ETF (Market Price)		(0.08)%	8.93%
MSCI World Index		6.48%	8.38%
Knowledge Leaders Developed World Index		1.07%	9.30%

*	Reflects the expense ratio as reported in the Prospectus dated August 28, 2018.

The performance data quoted herein represents past performance and the return and value of an investment in the Fund will fluctuate so that shares, when redeemed or sold in the market, may be worth more or less than their original cost. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future performance and should not be considered as a representation of the future results of the Fund. The Fund’s performance assumes the reinvestment of all dividends and all capital gains distributions. Index returns assume reinvestment of dividends and, unlike the Fund’s returns, do not reflect any fees or expenses. If such fees and expenses were included in the index returns, the performance would have been lower. Please note that one cannot invest directly in an unmanaged index.

Current performance may be lower or higher than performance data quoted. For the Fund’s most recent month end performance, please visit www.knowledgeleadersfunds.com/kldw/.

There are no assurances that the Fund will meet its stated objective.

The Fund’s holdings and allocations are subject to change and should not be considered recommendations to buy individual securities. The information provided herein represents the opinion of Exchange Traded Concepts, LLC for the period stated and is subject to change at any time.

See definitions of MSCI World Index and the Knowledge Leaders Developed World Index in Management’s Discussion of Fund Performance.

The Fund’s shares are listed on an exchange. The price of the Fund’s shares is based on market price, and because exchange-traded fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount).

Net asset value - The dollar value of a single share, based on the value of the underlying assets of the fund minus its liabilities, divided by the number of shares outstanding. Calculated at the end of each business day.

3

Knowledge Leaders Developed World ETF	As of April 30, 2019
SCHEDULE OF INVESTMENTS

Number of Shares		Value ($)
Common Stocks – 99.6%
	Australia – 3.5%
58,032	ALS Ltd.	324,316
15,366	Altium Ltd.	365,559
81,510	Boral Ltd.	278,249
42,354	Carsales.Com Ltd.	401,254
39,156	Computershare Ltd.	491,394
64,896	Costa Group Holdings Ltd.	258,989
4,290	CSL Ltd.	599,586
68,094	DuluxGroup Ltd.	467,298
119,340	Harvey Norman Holdings Ltd.	350,269
72,306	Nufarm Ltd.	257,516
99,294	Reliance Worldwide Corp. Ltd.	341,054
22,152	Woolworths Group Ltd.	496,595
		4,632,079
	Belgium – 0.3%
3,432	Solvay S.A.	412,125

	Canada – 2.4%
19,110	CAE, Inc.	442,661
6,162	George Weston Ltd.	458,211
7,800	Loblaw Cos., Ltd.	380,549
5,382	Methanex Corp.	293,825
12,480	Open Text Corp.	477,788
8,034	Ritchie Bros Auctioneers, Inc.	278,431
11,544	Stantec, Inc.	287,913
8,346	Suncor Energy, Inc.	274,105
5,460	West Fraser Timber Co., Ltd.	279,941
		3,173,424
	Denmark – 1.8%
9,126	Ambu A/S – Class B	261,588
234	AP Moller – Maersk A/S Class B	304,617
4,602	Chr. Hansen Holding A/S	469,067
3,900	Coloplast A/S Class B	420,463
12,012	Demant A/S*	378,663
6,864	H. Lundbeck A/S	288,505
468	Maersk Drilling A/S*	35,899
4,836	Pandora A/S	202,684
		2,361,486
	Finland – 1.2%
7,410	Kone Oyj Class B	405,753
10,062	Metso OYJ	374,492
7,878	Nokian Renkaat Oyj	263,277
22,308	Stora Enso Oyj Class R	276,631
19,188	Wartsila OYJ Abp	305,787
		1,625,940
Number of Shares		Value ($)
Common stocks (Continued)
	France – 3.2%
3,666	Air Liquide S.A.	487,061
9,516	Compagnie de Saint-Gobain S.A.	388,618
2,964	Compagnie Generale des Etablissements Michelin	382,500
3,900	Dassault Systemes	616,492
2,652	EssilorLuxottica S.A.*	322,473
780	Kering	460,675
7,566	Legrand S.A.	555,558
3,120	Pernod Ricard S.A.	543,195
4,524	Sanofi	392,878
		4,149,450
	Germany – 3.4%
4,368	BASF SE	354,855
2,262	Continental AG	373,561
3,666	Fresenius Medical Care AG & Co. KGaA	307,972
6,006	HeidelbergCement AG	484,627
4,446	Merck KGaA	472,752
468	Puma S.E.	289,255
468	Rational AG	315,742
3,510	Siemens AG	419,879
4,602	Symrise AG	441,995
112,632	Telefonica Deutschland Holding AG	365,553
9,360	United Internet AG	374,799
1,950	Wirecard AG	292,183
		4,493,173
	Ireland – 0.7%
8,190	Kingspan Group PLC (Dublin)	430,290
3,822	Paddy Power Betfair PLC	323,268
7,410	Smurfit Kappa Group PLC	216,994
		970,552
	Israel – 0.4%
16,458	Teva Pharmaceutical Industries Ltd. – ADR*	250,491
13,884	Tower Semiconductor Ltd.*	249,495
		499,986
	Italy – 1.6%
44,460	Davide Campari-Milano S.p.A.	447,690
8,424	De’ Longhi S.p.A.*	215,627
11,778	Interpump Group S.p.A.	441,923
9,672	Moncler S.p.A.	396,397
13,806	Salvatore Ferragamo S.p.A.	312,233
19,968	Tenaris S.A.	277,042
		2,090,912

See accompanying Notes to Financial Statements.

4

Knowledge Leaders Developed World ETF	As of April 30, 2019
SCHEDULE OF INVESTMENTS (Continued)

Number of Shares		Value ($)
Common Stocks (Continued)
	Japan – 34.8%‡,€
7,800	ABC-MART, INC.	484,633
46,800	Amada Holdings Co., Ltd.	519,370
7,800	Asahi Intecc Co., Ltd.	392,889
23,400	Asics Corp.	286,788
7,800	BANDAI NAMCO Holdings, Inc.	371,178
15,600	Benesse Holdings, Inc.	429,306
31,200	Brother Industries Ltd.	611,534
15,600	Calbee, Inc.	428,606
23,400	Canon, Inc.	649,002
15,600	Capcom Co., Ltd.	350,869
31,200	Casio Computer Co., Ltd.	392,469
15,600	Coca-Cola Bottlers Japan Holdings, Inc.	383,364
15,600	Colowide Co., Ltd.	312,630
39,000	Daicel Corp.	434,909
15,600	Daiichi Sankyo Co., Ltd.	767,709
7,800	Denso Corp.	339,873
15,600	Ebara Corp.	476,929
15,600	en-japan, Inc.	504,242
7,800	Ezaki Glico Co., Ltd.	410,397
7,800	FamilyMart UNY Holdings Co., Ltd.	207,860
7,800	Fancl Corp.	231,111
15,600	Fuji Corp.	233,772
15,600	Fuji Electric Co., Ltd.	549,764
7,800	Fujitsu Ltd.	569,724
85,800	GungHo Online Entertainment, Inc.	267,319
15,600	Hamamatsu Photonics K.K.	631,003
7,800	Harmonic Drive Systems, Inc.	306,747
15,600	Hitachi Chemical Co., Ltd.	413,199
15,600	Hitachi Construction Machinery Co., Ltd.	413,199
15,600	Hitachi High-Technologies Corp.	693,333
7,800	Hoshizaki Corp.	504,242
31,200	Isetan Mitsukoshi Holdings Ltd.	296,663
15,600	Japan Airlines Co., Ltd.	522,311
46,800	K’s Holdings Corp.	417,261
23,400	Kansai Paint Co., Ltd.	444,364
7,800	Kobayashi Pharmaceutical Co., Ltd.	620,498
7,800	Koei Tecmo Holdings Co., Ltd.	141,608
15,600	Komatsu Ltd.	399,472
7,800	Konami Holdings Corp.	354,370
7,800	Kyocera Corp.	503,542
23,400	Kyowa Hakko Kirin Co., Ltd.	452,978
7,800	Lawson, Inc.	363,475
Number of Shares		Value ($)
Common Stocks (Continued)
	Japan (Continued)
15,600	Lion Corp.	320,474
23,400	M3, Inc.	413,689
7,800	Matsumotokiyoshi Holdings Co., Ltd.	255,973
15,600	MISUMI Group, Inc.	403,114
54,600	Mitsubishi Chemical Holdings Corp.	386,845
15,600	Mixi, Inc.	335,882
15,600	MonotaRo Co., Ltd.	358,853
7,800	Morinaga & Co., Ltd.	323,906
15,600	Nabtesco Corp.	474,828
15,600	NET One Systems Co., Ltd.	401,713
23,400	NEXON Co., Ltd.*	335,321
31,200	NGK Insulators Ltd.	460,541
23,400	NGK Spark Plug Co., Ltd.	453,188
15,600	Nihon M&A Center, Inc.	441,212
7,800	Nippon Gas Co., Ltd.	204,638
7,800	Nippon Telegraph & Telephone Corp.	323,275
23,400	Nippon Television Holdings, Inc.	341,204
7,800	Nissan Chemical Corp.	345,266
39,000	Nisshinbo Holdings, Inc.	344,916
7,800	Nitto Denko Corp.	419,502
15,600	Nomura Research Institute Ltd.	760,566
46,800	NSK Ltd.	483,232
78,000	Oji Holdings Corp.	466,424
7,800	OKUMA Corp.	455,919
31,200	Olympus Corp.	348,488
23,400	Ono Pharmaceutical Co., Ltd.	436,905
15,600	OSG Corp.	312,210
7,800	Pan Pacific International Holdings Corp.	502,141
15,600	Park24 Co., Ltd.	326,777
7,800	Pigeon Corp.	330,209
62,400	Renesas Electronics Corp.*	332,240
23,400	Resorttrust, Inc.	325,657
15,600	Rohto Pharmaceutical Co., Ltd.	436,310
15,600	Sanrio Co., Ltd.	355,071
31,200	Sanwa Holdings Corp.	373,700
7,800	Sawai Pharmaceutical Co., Ltd.	417,401
7,800	SCREEN Holdings Co., Ltd.	373,980
7,800	SCSK Corp.	369,077
23,400	Sega Sammy Holdings, Inc.	294,982
23,400	Seiko Epson Corp.	373,770
7,800	Seria Co., Ltd.	231,111
15,600	Seven & I Holdings Co., Ltd.	540,520
7,800	Shin-Etsu Chemical Co., Ltd.	730,451

See accompanying Notes to Financial Statements.

5

Knowledge Leaders Developed World ETF	As of April 30, 2019
SCHEDULE OF INVESTMENTS (Continued)

Number of Shares		Value ($)
Common Stocks (Continued)
	Japan (Continued)
31,200	Skylark Holdings Co., Ltd.	513,487
7,800	Square Enix Holdings Co., Ltd.	268,229
23,400	Subaru Corp.	571,580
85,800	Sumitomo Chemical Co., Ltd.	425,244
7,800	Sumitomo Dainippon Pharma Co., Ltd.	171,583
39,000	Sumitomo Electric Industries Ltd.	516,323
7,800	Sumitomo Osaka Cement Co., Ltd.	316,552
46,800	Sumitomo Rubber Industries Ltd.	574,416
15,600	Suntory Beverage & Food Ltd.	686,330
7,800	Suzuki Motor Corp.	354,721
23,400	Taiyo Nippon Sanso Corp.	388,477
31,200	Takara Holdings, Inc.	362,494
10,517	Takeda Pharmaceutical Co., Ltd.	388,273
15,600	THK Co., Ltd.	407,036
15,600	Toho Co., Ltd.	652,014
7,800	Toho Gas Co., Ltd.	320,754
23,400	Tokai Carbon Co., Ltd.	268,719
15,600	Tokyo Gas Co., Ltd.	395,970
23,400	Topcon Corp.	282,586
7,800	TOTO Ltd.	328,458
15,600	Toyo Suisan Kaisha Ltd.	593,185
7,800	Trend Micro, Inc.	389,387
7,800	Yaskawa Electric Corp.	286,788
15,600	Yokogawa Electric Corp.	324,676
15,600	Zensho Holdings Co., Ltd.	350,729
31,200	Zeon Corp.	303,386
15,600	ZOZO, Inc.	275,232
		45,722,622
	Netherlands – 1.4%
3,120	ASML Holding N.V.	648,757
4,758	Koninklijke DSM N.V.	543,094
8,268	Wolters Kluwer N.V.	576,157
		1,768,008
	Norway – 0.4%
5,304	Bakkafrost P/F	271,717
6,240	Salmar A.S.A.	282,866
		554,583
	Spain – 0.6%
6,864	Amadeus IT Group S.A. Class A	545,551
8,970	Industria de Diseno Textil S.A.	271,121
		816,672
Number of Shares		Value ($)
Common Stocks (Continued)
	Sweden – 3.9%
15,600	Atlas Copco AB Class A	484,403
42,120	Dometic Group AB	384,746
23,712	Elekta AB Class B	280,599
27,456	Epiroc A.B. Class A*	283,605
26,286	Getinge A.B. – B Shares	369,538
18,096	Hennes & Mauritz AB – B Shares	315,178
45,552	Husqvarna AB Class B	415,233
22,152	Modern Times Group MTG A.B. – B Shares	286,139
18,408	Saab A.B. – Class B	605,093
28,626	Sandvik AB	528,901
23,322	SKF AB Class B	431,148
38,376	Svenska Cellulosa AB Class B	334,319
26,130	Trelleborg AB Class B	431,524
		5,150,426
	Switzerland – 2.8%
1,388	Alcon, Inc.*	79,929
4,836	Cie Financiere Richemont S.A.	353,564
1,404	Geberit AG	588,743
7,956	LafargeHolcim Ltd.	408,965
6,942	Novartis AG	566,873
12,870	Oriflame Holding AG	266,016
1,638	Roche Holding AG	431,763
234	SGS S.A.	617,494
2,028	Sonova Holding AG	408,983
		3,722,330
	United Kingdom – 5.7%
5,694	ASOS PLC*	291,055
76,284	B&M European Value Retail S.A.	392,321
12,246	Burberry Group PLC	322,004
11,388	Coca-Cola HBC AG	406,928
129,558	ConvaTec Group PLC	234,008
6,548	Croda International PLC	442,266
68,094	DS Smith PLC	316,911
6,786	Fevertree Drinks PLC	278,136
24,336	IMI PLC	333,278
44,226	JD Sports Fashion PLC	362,882
36,114	Just Eat PLC*	329,089
91,416	Kingfisher PLC	314,740
74,256	Merlin Entertainments PLC	354,496
3,666	Reckitt Benckiser Group PLC	296,166
41,574	Sage Group PLC	393,152

See accompanying Notes to Financial Statements.

6

Knowledge Leaders Developed World ETF	As of April 30, 2019
SCHEDULE OF INVESTMENTS (Continued)

Number of Shares		Value ($)
Common Stocks (Continued)
	United Kingdom (Continued)
19,344	Smith & Nephew PLC	373,350
27,456	Smiths Group PLC	544,949
4,914	Spirax-Sarco Engineering PLC	528,506
9,360	Unilever PLC	568,316
7,020	Whitbread PLC	408,162
		7,490,715
	United States – 31.5%‡
5,928	Activision Blizzard, Inc.	285,789
2,418	Adobe, Inc.*	699,407
1,872	Advance Auto Parts, Inc.	311,351
6,240	Agilent Technologies, Inc.	489,840
3,588	Albemarle Corp.	269,315
2,496	Alexion Pharmaceuticals, Inc.*	339,780
2,106	Allergan PLC	309,582
7,254	Amdocs Ltd.	399,550
1,716	Amgen, Inc.	307,713
4,602	Amphenol Corp. Class A	458,175
4,368	Analog Devices, Inc.	507,736
2,184	Apple, Inc.	438,263
9,672	AT&T, Inc.	299,445
3,042	Autodesk, Inc.*	542,115
1,560	Becton, Dickinson and Co.	375,554
234	Booking Holdings, Inc.*	434,068
9,126	BorgWarner, Inc.	381,193
6,318	Bristol-Myers Squibb Co.	293,345
4,290	Broadridge Financial Solutions, Inc.	506,778
6,630	Brown-Forman Corp. Class B	353,313
7,332	CBRE Group, Inc. Class A*	381,777
4,758	Celanese Corp. Class A	513,341
3,042	Celgene Corp.*	287,956
3,432	Check Point Software Technologies Ltd.*	414,448
2,496	Cintas Corp.	541,981
10,218	Cisco Systems, Inc.	571,697
10,530	Conagra Brands, Inc.	324,113
1,326	Cooper Companies, Inc.	384,434
22,932	Coty, Inc. Class A	248,124
2,028	Cummins, Inc.	337,236
4,134	Danaher Corp.	547,507
5,928	DENTSPLY SIRONA, Inc.	303,099
3,666	Dollar General Corp.	462,246
3,354	Dollar Tree, Inc.*	373,233
3,588	Dover Corp.	351,768
4,524	Eaton Corp. PLC	374,678
Number of Shares		Value ($)
Common Stocks (Continued)
	United States (Continued)
8,424	eBay, Inc.	326,430
2,106	Edwards Lifesciences Corp.*	370,803
3,120	Eli Lilly and Co.	365,165
6,786	Emerson Electric Co.	481,738
3,666	Equifax, Inc.	461,733
2,106	Estee Lauder Co., Inc. Class A	361,832
3,042	Expedia Group, Inc.	394,973
2,964	F5 Networks, Inc.*	465,052
2,262	Facebook, Inc. Class A*	437,471
5,694	Fastenal Co.	401,712
10,686	Gap, Inc.	278,691
4,680	Gilead Sciences, Inc.	304,387
3,354	Hasbro, Inc.	341,638
7,254	Henry Schein, Inc.*	464,691
2,652	Honeywell International, Inc.	460,467
9,594	Hormel Foods Corp.	383,184
1,170	Illumina, Inc.*	365,040
4,056	Ingersoll-Rand PLC	497,306
7,020	Intel Corp.	358,301
2,262	International Flavors & Fragrances, Inc.	311,681
2,574	Intuit, Inc.	646,229
2,028	IPG Photonics Corp.*	354,352
16,614	Juniper Networks, Inc.	461,371
2,028	Lam Research Corp.	420,668
11,232	LKQ Corp.*	338,083
3,354	Lowe’s Cos., Inc.	379,472
11,076	Macy’s, Inc.	260,729
4,680	Microchip Technology, Inc.	467,485
4,836	Molson Coors Brewing Co. Class B	310,423
5,850	Monster Beverage Corp.*	348,660
17,004	Newell Brands, Inc.	244,518
1,872	NVIDIA Corp.	338,832
1,014	O’Reilly Automotive, Inc.*	383,870
15,912	ON Semiconductor Corp.*	366,931
6,864	Oracle Corp.	379,785
1,872	Palo Alto Networks, Inc.*	465,810
3,120	Parker-Hannifin Corp.	564,970
5,070	PayPal Holdings, Inc.*	571,744
9,282	Pentair PLC	361,905
6,474	Perrigo Co. PLC	310,234
3,510	PPG Industries, Inc.	412,425
2,496	PVH Corp.	321,959
4,056	Qorvo, Inc.*	306,674

See accompanying Notes to Financial Statements.

7

Knowledge Leaders Developed World ETF	As of April 30, 2019
SCHEDULE OF INVESTMENTS (Concluded)

Number of Shares		Value ($)
Common Stocks (Continued)
	United States (Continued)
4,524	QUALCOMM, Inc.	389,652
2,262	Red Hat, Inc.*	412,883
2,652	Rockwell Automation, Inc.	479,243
7,566	SEI Investments Co.	411,969
2,262	Snap-on, Inc.	380,649
5,460	Southwest Airlines Co.	296,096
3,198	Splunk, Inc.*	441,452
2,418	Stanley Black & Decker, Inc.	354,479
2,886	Stryker Corp.	545,194
5,538	Synopsys, Inc.*	670,541
9,282	Tapestry, Inc.	299,530
9,672	Textron, Inc.	512,616
1,872	Thermo Fisher Scientific, Inc.	519,386
4,524	Tractor Supply Co.	468,234
5,694	UGI Corp.	310,380
780	Ulta Beauty, Inc.*	272,204
3,042	Varian Medical Systems, Inc.*	414,229
2,106	VMware, Inc. Class A	429,898
780	W.W. Grainger, Inc.	219,960
3,822	Wabtec Corp.	283,096
5,070	Walgreens Boots Alliance, Inc.	271,600
3,822	Xilinx, Inc.	459,175
7,020	Xylem, Inc.	585,468
2,886	Zimmer Biomet Holdings, Inc.	355,440
3,900	Zoetis, Inc. Class A	397,176
		41,449,924
	Total Common Stocks
	(Cost $124,364,085)	131,084,407

	Total Investments – 99.6%
	(Cost $124,364,085)	131,084,407
	Other Assets in Excess of Liabilities – 0.4%	543,330
	Total Net Assets – 100.0%	$131,627,737

*	Non-income producing security.

‡	Please see Note 6 for more information about geographic investment and other risks.

€	All Japanese securities were deemed temporarily illiquid from April 29, 2019 to May 6, 2019 due to extended holiday market closure. The total temporarily illiquid securities represent 34.8% of Net Assets. Total value of these securities is $45,722,622.

See accompanying Notes to Financial Statements.

8

Knowledge Leaders Developed World ETF	April 30, 2019
SCHEDULE OF INVESTMENTS

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Industrials	22.1%
Information Technology	18.7%
Consumer Discretionary	17.7%
Health Care	14.1%
Materials	10.3%
Consumer Staples	10.3%
Communication Services	4.4%
Utilities	0.9%
Energy	0.5%
Financials	0.3%
Real Estate	0.3%
Total Common Stocks	99.6%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

9

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
STATEMENT OF ASSET AND LIABILITIES

Knowledge Leaders Developed World ETF
Assets:
Investments, at value (Cost $124,364,085)	$131,084,407
Foreign currency, at value (Cost $5,284)	5,046
Investment securities sold	435,438
Reclaims receivable	68,807
Dividends and interest receivable	502,560
Total Assets	132,096,258

Liabilities:
Due to custodian	387,848
Advisory fee payable	80,673
Total Liabilities	468,521

Net Assets	$131,627,737

Net Assets Consist of:
Paid-in Capital	$127,059,663
Total distributable earnings (loss)	4,568,074
Net Assets	$131,627,737

Net Assets	$131,627,737
Shares of Beneficial Interest Outstanding
(unlimited number of shares authorized, no par value)	3,900,001
Net Asset Value, Offering and Redemption Price Per Share	$33.75

See accompanying Notes to Financial Statements.

10

EXCHANGE LISTED FUNDS TRUST	For the Year Ended April 30, 2019
STATEMENT OF OPERATIONS

Knowledge Leaders Developed World ETF
Investment Income:
Dividend income (net of foreign withholding tax of $235,080)	$2,697,367
Interest	5,301
Total Investment Income	2,702,668

Expenses:
Advisory fees	1,044,099
Total Expenses	1,044,099

Net investment income (loss)	1,658,569

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency:
Net realized gain (loss) on investment securities	6,374,597
Net realized gain (loss) on foreign currency transactions	(21,743)
Change in unrealized appreciation/(depreciation) on investments	(10,806,470)
Change in unrealized appreciation/(depreciation) on foreign currency translation	(54)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency	(4,453,670)

Change in Net Assets Resulting From Operations	$(2,795,101)

See accompanying Notes to Financial Statements.

11

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
STATEMENT OF CHANGES IN NET ASSETS

	Knowledge Leaders Developed World ETF
	Year Ended April 30, 2019	Year Ended April 30, 2018
From Investment Activities:
Operations:
Net investment income (loss)	$1,658,569	$968,319
Net realized gain (loss) on investments and foreign currency transactions	6,352,854	3,043,691
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	(10,806,524)	10,893,045
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,795,101)	14,905,055

Distributions to Shareholders:(1)	(1,333,793)	(806,103)

Capital Transactions:
Proceeds from shares issued	42,375,897	56,883,609
Cost of shares redeemed	(39,445,171)	(11,510,391)
Net Increase (Decrease) in Net Assets from Capital Share Transactions	2,930,726	45,373,218

Total Increase (Decrease) in Net Assets	(1,198,168)	59,472,170

Net Assets:
Beginning of year	132,825,905	73,353,735
End of year(2)	$131,627,737	$132,825,905

Share Transactions:
Issued	1,250,000	1,750,000
Redeemed	(1,250,000)	(350,000)
Net Increase (Decrease) in Share Transactions	—	1,400,000

(1)	The SEC eliminated the requirement for separate disclosure of distributions paid to shareholders in 2018. For the year ended April 30, 2018, the Fund distributed $806,103 from net investment income.

(2)	The SEC eliminated the requirement to disclose accumulated undistributed net investment income (loss) in 2018. For the year ended April 30, 2018, net assets included accumulated undistributed net investment income of $360,447.

See accompanying Notes to Financial Statements.

12

EXCHANGE LISTED FUNDS TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distribution to Shareholders From						Ratios to Average Net Assets		Supplemental Data
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains From Investments	Total Distributions	Net Asset Value, End of Period	Total Return(2)(3)	Total Return at Market Price(2)(4)	Expenses(5)	Net Investment Income(5)	Net Assets at End of Period (000’s)	Portfolio Turnover(2)(6)

Knowledge Leaders Developed World ETF
Year Ended April 30, 2019	$34.06	$0.39	$(0.41)	$(0.02)	$(0.29)	$—	$(0.29)	$33.75	0.09%	(0.08)%	0.75%	1.19%	$131,628	18%
Year Ended April 30, 2018	$29.34	$0.31	$4.64	$4.95	$(0.23)	$—	$(0.23)	$34.06	16.89%	16.73%	0.75%	0.94%	$132,826	10%
Year Ended April 30, 2017	$25.64	$0.28	$3.59	$3.87	$(0.17)	$—	$(0.17)	$29.34	15.19%	16.81%	0.75%	1.05%	$73,354	47%
For the Period July 7, 2015(7) through April 30, 2016	$25.00	$0.29	$0.41	$0.70	$(0.06)	$—	$(0.06)	$25.64	2.80%	1.72%	0.75%	1.44%	$15,382	18%

(1)	Per share numbers have been calculated using the average shares method.
(2)	Not annualized for periods less than one year.
(3)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to the differences between the market price of the shares and the net asset value per share of the Fund.
(4)	Market value total return is calculated assuming an initial investment made at market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price on the NYSE Arca. The composite closing price is the last reported sale, regardless of volume, and not an average price, and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the NYSE Arca.
(5)	Annualized for periods less than one year.
(6)	Excludes the impact of in-kind transactions related to the processing of capital share transactions in Creation Units.
(7)	Commencement of operations.

See accompanying Notes to Financial Statements.

13

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS

Note 1 – Organization

Exchange Listed Funds Trust (the “Trust”) was organized on April 4, 2012 as a Delaware statutory trust and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Agreement and Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. The Trust has registered its Shares in multiple separate series. The financial statements herein are for the Knowledge Leaders Developed World ETF (the “Developed World ETF” or the “Fund”). The Fund is a passively managed exchange-traded fund (“ETF”). The assets of each series in the Trust are segregated and a shareholder’s interest is limited to the Fund in which Shares are held.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Knowledge Leaders Developed World Index (the “Index”). The Fund is classified as a “non-diversified” fund. This means that the Fund may invest more of its assets in securities of a single issuer than that of a diversified fund. As a result, the performance of that issuer can have substantial impact on the share price. The Fund commenced operations on July 7, 2015.

Under the Trust’s organizational documents, its officers and Board of Trustees (the ”Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

Note 2 – Basis of Presentation and Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Trust in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies. The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and income and expenses during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the financial statements may differ from the value the Fund ultimately realizes upon sale of the securities.

(a) Valuation of Investments

The Fund’s investments are valued using procedures approved by the Board and are generally valued using market valuations (Market Approach). A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer) or (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer). A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current fair market value, the Trust’s procedures require the Trust’s Valuation Committee, in accordance with the Trust’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value (“NAV”) and the prices used by the Index. This may result in a difference between the Fund’s performance and the performance of the Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when the investors will not be able to purchase or sell their Shares.

14

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•	Level 1 – Quoted prices in active markets for identical assets

•	Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the valuation procedures noted previously, equity securities and short-term investments are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2 or Level 3).

The following is a summary of the valuations as of April 30, 2019 for the Fund based upon the three levels defined above:

Developed World ETF	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks(1)	$131,084,407	$—	$—	$131,084,407
Total	$131,084,407	$—	$—	$131,084,407

*	The Fund did not hold any Level 3 securities at period end.

(1)	For a detailed break-out of common stocks by country classification, please refer to the Schedule of Investments.

(b) Investment Transactions and Related Income

For financial reporting purposes, investment transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds. Dividend Income on the Statement of Operations is shown net of any foreign taxes withheld on income from foreign securities, which are provided for in accordance with the Fund’s understanding of the applicable tax rules and regulations.

(c) Foreign Currency Transactions

The accounting records of the Trust are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Trust denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Fund may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of

15

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

(d) Federal Income Tax

It is the policy of the Fund to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, and to distribute substantially all of its net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required as long as the Fund qualifies as a regulated investment company.

Management of the Fund has evaluated tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is more-likely-than-not (i.e., greater than 50%) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. In general, tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). The determination has been made that there are not any uncertain tax positions that would require the Fund to record a tax liability and, therefore, there is no impact to the Fund’s financial statements. The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2019, the Fund did not have any interest or penalties associated with the underpayment of any income taxes.

(e) Distributions to Shareholders

The Fund distributes net investment income and capital gains, if any, at least annually. The Fund may make distributions on a more frequent basis for the Fund to improve index tracking or to comply with the distributions requirement of the Code, in all events in a manner consistent with the provisions of the 1940 Act.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital and distribution reclassifications), such amounts are reclassified within the composition of net assets based on their federal tax basis treatment; temporary differences (e.g., wash sales and straddles) do not require a reclassification.

Note 3 – Transactions with Affiliates and Other Servicing Agreements

(a) Investment Advisory Agreement

Exchange Traded Concepts, LLC (the “Adviser”) serves as the investment adviser to the Trust, including the Fund, pursuant to an Investment Advisory Agreement entered into by the Adviser and the Trust on behalf of the Fund (“Advisory Agreement”). Under the Advisory Agreement, the Adviser prior to December 17, 2018 provided investment advice to the Fund primarily in the form of oversight of the Sub-Adviser (as defined below), including daily monitoring of purchases and sales of securities by the Sub-Adviser and regular review of the Sub-Adviser’s performance. Since that date, the Adviser has provided investment advice to the Fund. The Adviser is responsible for, among other things, trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions or in connection with any rebalancing or reconstitution of the Index, subject to the supervision of the Board. The Adviser arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. The Adviser administers the Fund’s business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services, and provides its officers and employees to serve as officers or Trustees of the Trust.

For the services it provides to the Fund, the Adviser receives a fee, which is calculated daily and paid monthly, at an annual rate of 0.75% of average daily net assets of the Fund.

16

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the Advisory Agreement, the Adviser has agreed to pay all expenses of the Fund except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

The Adviser has entered into a license agreement with Knowledge Leaders Capital, LLC (the “Index Provider”) pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

(b) Investment Sub-Advisory Agreement

Prior to December 17, 2018, the Fund was sub-advised by Penserra Capital Management LLC (“Penserra” or the “Sub-Adviser”). Under the Sub-Advisory Agreement, the Adviser paid a fee to the Sub-Adviser, which was calculated daily and paid monthly at an annual rate of the average daily net assets of the Fund as follows: 0.06%, subject to an annual minimum of $25,000.

(c) Broker Commissions

For the period May 1, 2018, through December 16, 2018, during which time Penserra had a Sub-Advisory Agreement with the Adviser, the Fund paid approximately $611 for the execution of purchases and sales of portfolio investments to a broker-dealer affiliated with Penserra.

(d) Distribution Arrangement

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) is the principal underwriter and distributor of the Fund’s Shares. The Distributor does not maintain any secondary market in Fund Shares.

The Trust has adopted a Rule 12b-1 Distribution and Service Plan (the “Distribution and Service Plan”) pursuant to which payments of up to a maximum of 0.25% of average daily net assets may be made to compensate or reimburse financial intermediaries for activities principally intended to result in the sale of the Fund’s Shares. In accordance with the Distribution and Service Plan, the Distributor may enter into agreements with financial intermediaries and dealers relating to distribution and/or marketing services with respect to the Trust.

Currently, no payments are made under the Distribution and Service Plan. Such payments may only be made after approval by the Board. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Trust. Any forgone fees will not be recoverable during any subsequent period.

(e) Other Servicing Agreements

The Bank of New York Mellon (“BNY Mellon “) serves as the Fund’s fund accountant, transfer agent, custodian and co-administrator and UMB Fund Services (“UMBFS”) serves as the Fund’s co-administrator.

Certain officers and an Interested Trustee of the Trust are also employees/officers of the Fund’s Adviser and affiliates of the Distributor.

Note 4 – Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the year ended April 30, 2019 were as follows:

Fund	Purchases	Sales
Developed World ETF	$32,381,886	$25,328,083

17

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

Purchases, sales, and realized gain/(loss) of in-kind transactions for the year ended April 30, 2019 were as follows:

Fund	Purchases	Sales	Gain/(Loss)
Developed World ETF	$35,216,364	$39,120,295	$8,644,007

Note 5 – Capital Share Transactions

Fund Shares are listed and traded on the Exchange on each day that the Exchange is open for business (“Business Day”). Individual Fund Shares may only be purchased and sold on the Exchange through a broker-dealer. Because the Fund’s Shares trade at market prices rather than at their NAV, Shares may trade at a price equal to the NAV, greater than NAV (premium) or less than NAV (discount).

The Fund offers and redeems Shares on a continuous basis at NAV only in large blocks of Shares, currently 50,000 Shares for the Fund (“Creation Unit”). Except when aggregated in Creation Units, Shares are not redeemable securities of the Fund. Fund Shares may only be purchased or redeemed directly from the Fund by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a Participant Agreement with the Distributor. Creation Units are available for purchase and redemption on each Business Day and are offered and redeemed on an in-kind basis, together with the specified cash amount, or for an all cash amount.

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed by the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the market value as set forth in the Participant Agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral.

Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the Shares directly from the Fund. Rather, most retail investors will purchase Shares in the secondary market with the assistance of a broker, which will be subject to customary brokerage commissions or fees.

A fixed purchase (i.e., creation) transaction fee is imposed for the transfer and other transaction costs associated with the purchase of Creation Units, and investors will be required to pay a creation transaction fee regardless of the number of Creation Units created in the transaction. The Fund may adjust the creation transaction fee from time to time based upon actual experience. In addition, a variable fee may be imposed for cash purchases, non-standard orders, or partial cash purchases of Creation Units. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. The Fund may adjust the non-standard charge from time to time based upon actual experience. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the creation transaction fee and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the deposit securities to the account of the Trust. The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the issuance of a Creation Unit, which the transaction fee is designed to cover. The standard Creation Unit transaction fee for the Fund is $3,500, regardless of the number of Creation Units created in the transaction.

A fixed redemption transaction fee may be imposed for the transfer and other transaction costs associated with the redemption of Creation Units, and Authorized Participants will be required to pay a redemption transaction fee regardless of the number of Creation Units created in the transaction. The redemption transaction fee is the same no matter how many Creation Units are being redeemed pursuant to any one redemption request. The Fund may adjust the redemption transaction fee from time to time based

18

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

upon actual experience. In addition, a variable fee, payable to the Fund, may be imposed for cash redemptions, non-standard orders, or partial cash redemptions for the Fund. The variable fee is primarily designed to cover non-standard charges, e.g., brokerage, taxes, foreign exchange, execution, market impact, and other costs and expenses, related to the execution of trades resulting from such transaction. Investors who use the services of an Authorized Participant, broker or other such intermediary may be charged a fee for such services which may include an amount for the redemption transaction fees and non-standard charges. Investors are responsible for the costs of transferring the securities constituting the Fund securities to the account of the Trust. The non-standard charges are payable to the Fund as it incurs costs in connection with the redemption of Creation Units, the receipt of Fund securities and the cash redemption amount and other transactions costs. The standard redemption transaction fee for Fund is $3,500, regardless of the number of Creation Units created in the transaction.

Note 6 – Principal Risks

As with any investment, an investor could lose all or part of their investment in the Fund and the Fund’s performance could trail that of other investments. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. A more complete description of principal risks is included in the Fund’s prospectus.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk: Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk: Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company’s risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Currency Exchange Rate Risk: The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Early Close/Trading Halt Risk: An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Foreign Securities Risk: Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments.

19

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

Geographic Investment Risk: To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. As of April 30, 2019, a significant portion of the Fund’s assets was invested in securities of U.S. and Japanese issuers.

Investing in the United States Risk: Certain changes in the U.S. economy, such as when the U.S. economy weakens or when its financial markets decline, may have an adverse effect on the securities to which the Fund has exposure.

Investing in Japan Risk: The growth of Japan’s economy has historically lagged that of its Asian neighbors and other major developed economies. The Japanese economy is heavily dependent on international trade and has been adversely affected by trade tariffs, other protectionist measures, competition from emerging economies and the economic conditions of its trading partners.

Geopolitical Risk: Some countries and regions in which the Fund invests have experienced security concerns, war or threats of war and aggression, terrorism, economic uncertainty, natural and environmental disasters and/or systemic market dislocations that have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on the U.S. and world economies and markets generally, each of which may negatively impact the Fund’s investments.

Index Tracking Risk: The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk: Because the Fund’s assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

Issuer-Specific Risk: Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk: Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Liquidity Risk: Liquidity risk exists when particular Fund investments are difficult to purchase or sell. This can reduce the Fund’s returns because the Fund may be unable to transact at advantageous times or prices.

Market Risk: The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Non-Diversification Risk: The Fund is non-diversified, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Operational Risk: The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk: The Fund is not actively managed and therefore the Fund would not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from a Fund’s Index or the selling of shares is otherwise required upon a rebalancing of the Index.

Portfolio Turnover Risk: The Fund’s investment strategy may result in relatively high portfolio turnover, which may result in increased transaction costs and may lower Fund performance.

20

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

Sampling Risk: The Fund’s use of a representative sampling approach will result in its holding a smaller number of securities than are in the Index. As a result, an adverse development respecting an issuer of securities held by the Fund could result in a greater decline in the NAV than would be the case if the Fund held all of the securities in the Index. Conversely, a positive development relating to an issuer of securities in the Index that is not held by the Fund could cause the Fund to underperform the Index. To the extent the assets in the Fund are smaller, these risks will be greater.

Sector Focus Risk: The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Consumer Discretionary Sector Risk: Consumer discretionary companies are companies that provide non-essential goods and services, such as retailers, media companies and consumer services. These companies manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence.

Consumer Staples Sector Risk: Companies in the consumer staples sector are subject to government regulation affecting the permissibility of using various food additives and production methods, which regulations could affect company profitability. Tobacco companies may be adversely affected by the adoption of proposed legislation and/or by litigation. Also, the success of food and soft drinks may be strongly affected by fads, marketing campaigns and other factors affecting supply and demand.

Health Care Sector Risk: The health care sector may be affected by government regulations and government healthcare programs, increases or decreases in the cost of medical products and services and product liability claims, among other factors. Many health care companies are heavily dependent on patent protection, and the expiration of a patent may adversely affect their profitability. Health care companies are subject to competitive forces that may result in price discounting, and may be thinly capitalized and susceptible to product obsolescence.

Industrials Sector Risk: The industrials sector can be significantly affected by, among other things, worldwide economy growth, supply and demand for specific products and services and for industrial sector products in general, product obsolescence, rapid technological developments, international political and economic developments, claims for environmental damage or product liability, tax policies, and government regulation.

Information Technology Sector Risk: Information technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Information technology company stocks, especially those which are Internet related, have experienced extreme price and volume fluctuations that are often unrelated to their operating performance.

Materials Sector Risk: Companies in the materials sector could be affected by, among other things, commodity prices, government regulation, inflation expectations, resource availability, and economic cycles.

Small- and Mid-Capitalization Risk: The small and mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of small- and mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

Trading Risk: Shares may trade on the Exchange above or below their NAV. The NAV of Shares will fluctuate with changes in the market value of the Fund’s holdings. In addition, although the Shares are currently listed on the Exchange, there can be no assurance that an active trading market for Shares will develop or be maintained. Trading in Fund Shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable.

21

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Continued)

Note 7 – Federal Income Taxes

GAAP requires certain components of net assets to be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended April 30, 2019, the following amounts — resulting primarily from the differing book and tax treatment of the use of equalization for tax purposes and the reversal of gains and losses emanating from redemption-in-kind transactions — have been reclassified:

Fund	Paid-in Capital	Total Distributable Earnings (Loss)
Developed World ETF	$8,669,051	$(8,669,051)

The tax character of the distributions paid during the tax years ended April 30, 2019 and April 30, 2018, respectively, were as follows:

	Distributions paid from
Fund	Ordinary Income	Net Long-Term Capital Gains	Total Distributions Paid
Developed World ETF
April 30, 2019	$1,333,793	$—	$1,333,793
April 30, 2018	806,103	—	806,103

As of the tax year ended April 30, 2019, the components of accumulated earnings (deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation) on Investments	Unrealized Appreciation (Depreciation) on Foreign Currency	Accumulated Earnings (Deficit)
Developed World ETF	$668,301	$—	$(1,694,543)	$5,604,373	$(10,057)	$4,568,074

At April 30, 2019, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Fund	Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Developed World ETF	$125,480,034	$15,536,121	$(9,931,748)	$5,604,373

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

As of the tax year ended April 30, 2019, the Fund has non-expiring accumulated capital loss carryforwards as follows:

Fund	Short-Term	Long-Term
Developed World ETF	$1,122,523	$572,020

To the extent that the Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforward. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

Note 8 – Recently Issued Regulatory Pronouncements

On October 13, 2016, the SEC adopted new rules and forms, and amended existing rules and forms, which are designed to modernize the reporting of information provided by funds and to improve the quality and type of information that funds provide to the SEC

22

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
NOTES TO FINANCIAL STATEMENTS (Concluded)

and investors. In addition, the SEC on that same date adopted Rule 22e-4 under the 1940 Act to require certain open-end funds to adopt liquidity risk management programs to ensure that such funds meet their obligation to satisfy shareholder redemption requests on a daily basis. ETFs that qualify as so-called “in-kind ETFs” are excluded from certain requirements.

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurements. The amendments in the ASU modify the disclosure requirements on fair value measurements in Topic 820. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019. Management has elected to early adopt this accounting pronouncement.

On October 4, 2018, the SEC amended Regulation S-X to require certain financial statement disclosure requirements to conform them to GAAP for investment companies. The changes required by the amendments are reflected throughout this report and had no effect on the Fund’s net assets or results of operations.

Note 9 – Events Subsequent to the Fiscal Period End

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined there are no subsequent events that would require disclosure in the Fund’s financial statements.

23

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Knowledge Leaders Developed World ETF and
Board of Trustees of Exchange Listed Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Knowledge Leaders Developed World ETF (the “Fund”), a series of Exchange Listed Funds Trust, as of April 30, 2019, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, including the related notes, and the financial highlights for each of the four periods in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2019, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four periods in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2019, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Chicago, Illinois
June 26, 2019

24

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
DISCLOSURE OF FUND EXPENSES	(Unaudited)

Expense Examples

All ETFs have operating expenses. As a shareholder of the Fund you incur an advisory fee. In addition to the advisory fee, a shareholder may pay brokerage expenses, taxes, interest, litigation expenses and other extraordinary expenses (including acquired fund fees and expenses), if any. It is important for you to understand the impact of these ongoing costs on your investment returns. Shareholders may incur brokerage commissions on their purchases and sales of Fund shares, which are not reflected in these examples.

The following examples use the annualized expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in the Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (unless otherwise noted below). The table below illustrates the Fund’s cost in two ways:

Actual Fund Return

This section helps you to estimate the actual expenses after fee waivers that the Fund may have incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return for the period.

You can use the information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over the period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for the Fund under “Expenses Paid During Period.”

Hypothetical 5% Return

This section helps you compare the Fund’s costs with those of other funds. It assumes that the Fund had an annualized return of 5% before expenses and the expense ratio for the period is unchanged. This example is useful in making comparisons because the SEC requires all funds to make this 5% calculation. You can assess the Fund’s comparative cost by comparing the hypothetical results for the Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — not the Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During Period
Actual Performance*	11/1/18	4/30/19		11/1/18 – 4/30/19
Developed World ETF	1,000.00	1,083.60	0.75%	3.87

Hypothetical (5% annual return before expenses)*
Developed World ETF	1,000.00	1,021.08	0.75%	3.76

*	Expenses paid during the period are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).

25

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
OTHER INFORMATION	(Unaudited)

Index/Trademark License/Disclaimers

The Index Provider is Knowledge Leaders Capital, LLC. The Index Provider is not affiliated with the Trust, the Adviser, Solactive AG (calculates and administers the Fund’s underlying index), the Fund’s administrator, custodian, transfer agent or distributor, or any of their respective affiliates. The Adviser has entered into a license agreement with the Index Provider pursuant to which the Adviser pays a fee to use the Index. The Adviser is sub-licensing rights to the Index to the Fund at no charge.

Shares of the Trust are not sponsored, endorsed, or promoted by the Exchange. The Exchange makes no representation or warranty, express or implied, to the owners of the Shares of the Fund. The Exchange is not responsible for, nor has it participated in, the determination of the timing of, prices of, or quantities of the Shares of the Fund to be issued, or in the determination or calculation of the equation by which the Shares are redeemable. The Exchange has no obligation or liability to owners of the Shares of the Fund in connection with the administration, marketing, or trading of the Shares of the Fund. Without limiting any of the foregoing, in no event shall the Exchange have any liability for any lost profits or indirect, punitive, special, or consequential damages even if notified of the possibility thereof.

Qualified Dividend Income

For the year ended April 30, 2019, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund is designated as qualified dividend income.

Corporate Dividends Received Deduction

For the year ended April 30, 2019, 37.59% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund qualifies for the dividends received deduction available to corporate shareholders.

Premium/Discount Information

Information about the differences between the daily market price on the secondary markets for Shares of the Fund and the Fund’s NAV can be found on the Fund’s website at www.knowledgeleadersfunds.com/kldw/.

26

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
TRUSTEES	(Unaudited)

Set forth below is information about each of the persons currently serving as a Trustee of the Trust. The address of each Trustee of the Trust is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120. The Fund’s Statement of Additional Information (“SAI”) contains additional information about the Trust’s Trustees. The SAI is available without charge, upon request, by calling collect (844) 428-3525 or at www.knowledgeleadersfunds.com/kldw/.

Name and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex[2] Overseen By Trustee	Other Directorships held by Trustee
Interested Trustee
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.	7	Board Member of Peconic Land Trust of Suffolk County, NY.
Independent Trustees
Timothy J. Jacoby (1952)	Trustee	Since 2014	Senior Partner, Deloitte & Touche LLP, Private Equity/Hedge Fund/Mutual Fund Services Practice — 2000-2014.	18	Exchange Traded Concepts Trust (11) — Trustee; Edward Jones Money Market Fund — Trustee; Source ETF Trust — Trustee (2014-2015).
David M. Mahle (1944)	Trustee	Since 2012	Consultant, Jones Day 2012- present; Of Counsel, Jones Day 2008-2011; Partner, Jones Day 1988-2008; Simplon International, Ltd., 2012 to present — Director.	18	Exchange Traded Concepts Trust (11) — Trustee; Source ETF Trust — Trustee (2014-2015).

[1]	Each Trustee shall serve during the continued life of the Trust until he or she dies, resigns, reaches mandatory retirement age (unless service is extended), is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

[2]	The Fund complex includes each series of the Trust and of Exchange Traded Concepts Trust.

27

EXCHANGE LISTED FUNDS TRUST	April 30, 2019
OFFICERS	(Unaudited)

Set forth below is information about each of the persons currently serving as officers of the Trust. The address of J. Garrett Stevens, Richard Hogan, and James J. Baker, Jr. is c/o Exchange Listed Funds Trust, 10900 Hefner Pointe Drive, Suite 207, Oklahoma City, Oklahoma 73120, the address of Christopher W. Roleke is Foreside Management Services, LLC, 10 High Street, Suite 302, Boston, Massachusetts 02110, and the address of Patrick Keniston is Foreside Fund Officer Services, LLC, 3 Canal Plaza, Suite 100, Portland, Maine 04101.

Name, Address, and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served[1]	Principal Occupation(s) During Past 5 Years
J. Garrett Stevens (1979)	President	Since 2012	Investment Advisor/Vice President, T.S. Phillips Investments, Inc. 2000-2011; Chief Executive Officer and Secretary. Exchange Traded Concepts Trust 2009-2011; Chief Executive Officer, Exchange Traded Concepts, LLC 2009-present; President, Exchange Traded Concepts Trust 2011-present.
Richard Hogan (1961)	Trustee and Secretary	Since 2012	Director, Exchange Traded Concepts, LLC 2011-present; Private Investor 2002-present; Secretary, Exchange Traded Concepts Trust 2011-present; Managing Member, Yorkville ETF Advisors 2011-2016.
Christopher W. Roleke (1972)	Treasurer	Since 2012	Managing Director/Fund Principal Financial Officer, Foreside Management Services, LLC 2011-Present.
James J. Baker Jr. (1951)	Assistant Treasurer	Since 2015	Exchange Traded Concepts, LLC, 2011 to present — Managing Partner; Yorkville ETF Advisors, 2012 to present — Managing Partner; Goldman Sachs, 2000 to 2011 — Vice President.
Patrick Keniston (1964)	Chief Compliance Officer	Since 2017	Managing Director, Foreside Fund Officer Services, LLC 2008-present.

[1]	Each Officer serves at the pleasure of the Board of Trustees.

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10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Investment Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue NW
Washington, DC 20004

Proxy Voting Information

A description of Exchange Traded Concepts’ proxy voting policies and procedures is attached to the Fund’s Statement of Additional Information, which is available without charge by visiting the Fund’s website at www.knowledgeleadersfunds.com/kldw/ or the SEC website at www.sec.gov or by calling collect 1-(844)-428-3525.

In addition, a description of how the Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling collect 1-(844)-428-3525 or on the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings Information

Exchange Listed Funds Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal period on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. In addition, the Fund’s full portfolio holdings are updated daily and available on the Fund’s website at www.knowledgeleadersfunds.com/kldw/.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer.  This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer and principal financial officer; there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1) The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Timothy J. Jacoby, who is “independent” for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees:

2019	2018
$15,000	$15,000

Audit fees, paid to Cohen Fund Audit Services, Ltd., relate to the audit of the registrant's annual financial statements and the consent issued and included with the registrant's post-effective registration statements.

(b) Audit-Related Fees:

2019	2018
$—	$—

(c) Tax Fees:

2019	2018
$3,000	$3,000

These tax fees relate to the review of the registrant’s tax returns, and review of income and capital gain distribution calculations. These fees were paid to Cohen Fund Audit Services, Ltd.

(d) All Other Fees:

2019	2018
$—	$—

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require preapproval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2)

2019	2018
$—	$—

(f) Not applicable.

(g)

2019	2018
$3,000	$3,000

(h) Not applicable

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant's audit committee members are Timothy J. Jacoby (chairman), David Mahle, and Kurt Wolfgruber.

Item 6. Investments.

(a) The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Exchange Listed Funds Trust

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 21, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Garrett Stevens
J. Garrett Stevens, President and Principal Executive Officer

Date	June 21, 2019

By (Signature and Title)	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date	June 21, 2019